Nonvested Shares Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding, Beginning balance	706,840	450,497	328,390
Granted	1,109,688	955,168	468,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,089,404)	(678,881)	(346,493)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period		(19,944)
Nonvested shares outstanding, Ending balance	727,124	706,840	450,497
Weighted average grant-date fair value, outstanding Beginning balance	$ 1.84	$ 2.49	$ 3.44
Nonvested shares, Expected to vest	727,124
Weighted average grant-date fair value, Granted	$ 2.08	1.76	2.29
Weighted average grant-date fair value, Vested	1.96	2.16	3.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		2.13
Weighted average grant-date fair value, outstanding Ending balance	2.03	$ 1.84	$ 2.49
Weighted average grant-date fair value, Expected to vest	$ 2.03
Aggregated intrinsic value, Nonvested shares outstanding	$ 1,741	$ 965	$ 933	$ 551
Aggregated intrinsic value, Expected to vest	$ 1,741